Revenues - Summary of Other Operating Revenues (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenue [Line Items]
Other revenue	R$ 1,484	R$ 1,421	R$ 1,440
Charged service [Member]
Disclosure of revenue [Line Items]
Other revenue	10	6	14
Telecoms services [Member]
Disclosure of revenue [Line Items]
Other revenue	149	137	134
Services rendered [Member]
Disclosure of revenue [Line Items]
Other revenue	156	167	131
Subsidies [Member]
Disclosure of revenue [Line Items]
Other revenue	1,034	1,001	996
Rental and leasing [Member]
Disclosure of revenue [Line Items]
Other revenue	121	105	93
Other [Member]
Disclosure of revenue [Line Items]
Other revenue	R$ 14	R$ 5	R$ 72